Loss Per Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (60,667)	$ (9,057)	¥ (46,066)	¥ (33,551)
Less: Net income (loss) attributable to the non-controlling interests | ¥			304	(648)
Net loss attributable to the Group’s shareholders	¥ (60,667)	$ (9,057)	¥ (46,370)	¥ (32,903)
Denominator:
Weighted average number of ordinary shares outstanding (in Shares) | shares	90,472,014	90,472,014	90,472,014	90,472,014
Basic & diluted net loss per ordinary share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.671)	$ (0.1)	¥ (0.513)	¥ (0.364)